Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Carrying amounts of the Group's right of uses assets and lease liabilities

	Right-of-use assets			Lease Liabilities
	2023	2022	2021	2023	2022	2021
As of January 1,	350,393	136,104	127,921	323,339	161,532	149,353

New contracts	3,274	6,901	13,578	3,274	6,901	13,578
Re-measurement by index (i)	23,878	19,214	11,744	23,878	19,214	11,744
Lease Modification (ii)	(2,529)	(19,454)	(1,594)	(1,919)	(17,763)	(1,763)
Business combinations	-	228,258	-	-	171,829	-
Depreciation expense	(25,333)	(20,630)	(15,545)	-	-	-
Accrued interest	-	-	-	33,857	28,246	16,008
Payment of principal	-	-	-	(20,738)	(18,374)	(11,380)
Payment of interest	-	-	-	(33,857)	(28,246)	(16,008)
As of December 31,	349,683	350,393	136,104	327,834	323,339	161,532

Current	-	-	-	51,621	51,310	27,204
Non-current	349,683	350,393	136,104	276,213	272,029	134,328

(i)	Lease liabilities and right-of-use assets were incremented with respect to variable lease payments that depend on an index or a rate, because of annual rental prices contractually adjusted by market inflation rate General Market Price Index (Índice Geral de Preços do Mercado), or IGP-M.
(ii)	During the year ended December 31, 2023, the Company partially reduced the scope of one lease contract with a corresponding liability in the amount of R$ 1,919. As a result, a gain of R$ 610 was recognized in other income (expenses), net, in the statement of profit and loss.
(iii)	The Company has received Covid-19 related rent concessions and has applied the practical expedient introduced by the amendments made to IFRS 16 in May 2020, applied to all qualifying rent concessions.